Note C - Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Excess of Replacement or Current Costs over Stated LIFO Value	$ 55.3	$ 53.2
Inventory Valuation Reserves	$ 3.8	$ 3.3